CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended		6 Months Ended	8 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Revenues and other:
Oil, natural gas and natural gas liquids sales						$ 488,207,000	$ 462,732,000	$ 347,227,000	$ 348,895,000	$ 950,939,000	$ 696,122,000	$ 1,601,180,000	$ 1,162,037,000	$ 690,054,000
Gains (losses) on oil and natural gas derivatives						326,733,000	(108,370,000)	439,647,000	2,031,000	218,363,000	441,678,000	124,762,000	449,940,000	75,211,000
Marketing revenues						17,222,000	9,852,000	10,841,000	1,290,000	27,074,000	12,131,000	37,393,000	5,868,000	3,966,000
Other revenues						6,663,000	4,846,000	2,882,000	1,874,000	11,509,000	4,756,000	10,905,000	4,609,000	3,049,000
Total revenues						838,825,000	369,060,000	800,597,000	354,090,000	1,207,885,000	1,154,687,000	1,774,240,000	1,622,454,000	772,280,000
Expenses:
Lease operating expenses						83,584,000	88,721,000	70,129,000	71,636,000	172,305,000	141,765,000	317,699,000	232,619,000	158,382,000
Transportation expenses						29,298,000	27,183,000	21,815,000	10,562,000	56,481,000	32,377,000	77,322,000	28,358,000	19,594,000
Marketing expenses						9,360,000	7,374,000	6,458,000	692,000	16,734,000	7,150,000	31,821,000	3,681,000	2,716,000
General and administrative expenses	155,000	2,531,000	11,767,000	14,298,000	1,230,000	46,305,000	58,566,000	41,185,000	43,321,000	104,871,000	84,506,000	173,206,000	133,272,000	99,078,000
Exploration costs						818,000	2,226,000	407,000	410,000	3,044,000	817,000	1,915,000	2,390,000	5,168,000
Depreciation, depletion and amortization						198,629,000	197,441,000	143,506,000	117,276,000	396,070,000	260,782,000	606,150,000	334,084,000	238,532,000
Impairment of long-lived assets						(14,851,000)	57,053,000	146,499,000	0	42,202,000	146,499,000	422,499,000	0	38,600,000
Taxes, other than income taxes						32,397,000	39,671,000	30,656,000	25,195,000	72,068,000	55,851,000	131,679,000	78,522,000	45,182,000
Losses on sale of assets and other, net						(959,000)	3,172,000	(2,000)	1,494,000	2,213,000	1,492,000	1,539,000	3,494,000	6,490,000
Total expenses						384,581,000	481,407,000	460,653,000	270,586,000	865,988,000	731,239,000	1,763,830,000	816,420,000	613,742,000
Other income and (expenses):
Loss on extinguishment of debt						(4,187,000)		0		(4,187,000)	0	0	(94,612,000)	0
Interest expense, net of amounts capitalized						(103,847,000)	(100,359,000)	(94,390,000)	(77,519,000)	(204,206,000)	(171,909,000)	(379,937,000)	(259,725,000)	(193,510,000)
Losses on interest rate swaps												0	0	(67,908,000)
Other, net						(2,182,000)	(1,643,000)	(7,956,000)	(3,269,000)	(3,825,000)	(11,225,000)	(14,299,000)	(7,792,000)	(7,167,000)
Total other income and (expenses)						(110,216,000)	(102,002,000)	(102,346,000)	(80,788,000)	(212,218,000)	(183,134,000)	(394,236,000)	(362,129,000)	(268,585,000)
Equity income (loss) from investment in Linn Energy, LLC	0	57,963,000	(21,272,000)	36,691,000	34,411,000
Income (loss) before income taxes						344,028,000	(214,349,000)	237,598,000	2,716,000	129,679,000	240,314,000	(383,826,000)	443,905,000	(110,047,000)
Income (loss) before income taxes	(155,000)	55,432,000	(33,039,000)	22,393,000	33,181,000
Income tax expense (benefit)	0	25,300,000	(14,820,000)	10,480,000	12,528,000	(1,129,000)	7,536,000	512,000	8,918,000	6,407,000	9,430,000	2,790,000	5,466,000	4,241,000
Net income (loss)	$ (155,000)	$ 30,132,000	$ (18,219,000)	$ 11,913,000	$ 20,653,000	$ 345,157,000	$ (221,885,000)	$ 237,086,000	$ (6,202,000)	$ 123,272,000	$ 230,884,000	$ (386,616,000)	$ 438,439,000	$ (114,288,000)
Net income (loss) per unit:
Basic (in usd per unit)						$ 1.47	$ (0.96)	$ 1.19	$ (0.04)	$ 0.52	$ 1.17	$ (1.92)	$ 2.52	$ (0.80)
Diluted (in usd per unit)						$ 1.46	$ (0.96)	$ 1.19	$ (0.04)	$ 0.52	$ 1.16	$ (1.92)	$ 2.51	$ (0.80)
Net income (loss) per share, basic and diluted (in usd per share)		$ 0.87	$ (0.52)	$ 0.34	$ 1.92
Weighted average units outstanding:
Basic (in units)						233,448	233,176	197,507	193,256	233,313	195,382	203,775	172,004	142,535
Diluted (in units)						233,910	233,176	198,160	193,256	233,800	196,039	203,775	172,729	142,535
Weighted average shares outstanding		34,788	34,788	34,788	10,747
Distributions/dividends declared per unit/share (in usd per unit/share)		$ 0.725	$ 0.71	$ 1.435	$ 0.71	$ 0.725	$ 0.725	$ 0.725	$ 0.69	$ 1.45	$ 1.415	$ 2.865	$ 2.70	$ 2.55